                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY



                                  Offered by
                    Peoples Benefit Life Insurance Company
                          (A Missouri Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by Peoples Benefit Life Insurance Company ("the Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 1999, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                      May 1, 1999:  Revised August 3, 1999

                               TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
THE CONTRACT.................................................................    1
  Computation of Variable Annuity Income Payments............................    1
  Exchanges..................................................................    1
  Exceptions to Charges and to Transactions or Balance Requirements..........    2
  403(b) Contracts...........................................................    2
GENERAL MATTERS..............................................................    4
  Non-Participating..........................................................    4
  Misstatement of Age or Sex.................................................    4
  Assignment.................................................................    4
  Annuity Data...............................................................    4
  Annual Statement...........................................................    4
  Incontestability...........................................................    4
  Ownership..................................................................    5
PERFORMANCE INFORMATION......................................................    5
  Money Market Subaccount Yields.............................................    6
  30-Day Yield for Non-Money Market Subaccounts..............................    6
  Standardized Average Annual Total Return for Subaccounts...................    6
ADDITIONAL PERFORMANCE MEASURES..............................................    8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return......................................................    8
  Non-Standardized Total Return Year-to-Date.................................    9
  Non-Standardized One Year Return...........................................   10
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
    Adjusted Historical Average Annual Total Return..........................   11
  Individualized Computer Generated Illustrations............................   22
PERFORMANCE COMPARISONS......................................................   22
SAFEKEEPING OF ACCOUNT ASSETS................................................   24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS...........................   24
PEOPLES BENEFIT..............................................................   25
TAXES........................................................................   25
STATE REGULATION OF PEOPLES BENEFIT..........................................   25
RECORDS AND REPORTS..........................................................   26
DISTRIBUTION OF THE CONTRACTS................................................   26
LEGAL PROCEEDINGS............................................................   26
OTHER INFORMATION............................................................   26
FINANCIAL STATEMENTS.........................................................   26

                                 THE CONTRACT

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)  =  the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =  the Net Investment Factor for the day;

     (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) = any increase or decrease in the value of the Subaccount due to investment results;

     (b) = a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

     (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable prospectus, Peoples Benefit may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options
- except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan - however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service.
Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to
tax-free transfers pursuant to Revenue Ruling 90-24.   Peoples Benefit further
believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA Small Value and International Small Value Portfolios; 1/18/95 for the DFA Large Value and DFA Global Bond Portfolios; 10/3/95 for the DFA International; 10/9/95 for DFA Short-Term Fixed Portfolios; 3/10/95 for the Federated American Leaders Portfolio; 7/20/95 for the Federated Utility Portfolio; 12/7/94 for the Federated Prime Money Portfolio; 6/28/95 for the Federated U.S. Government Securities Portfolio; 9/18/95 for the Federated High Income Bond Portfolio; 2/12/96 for the Montgomery Growth Portfolio; 2/5/96 for the Montgomery Emerging Markets Portfolio; 9/20/95 for the Wanger U.S. Small Cap Portfolio; 9/18/95 for the Wanger International Small Cap Portfolio; 3/31/97 for Stein Roe Special Venture Portfolio; 3/31/97 for Strong International Stock Portfolio; 3/31/97 for Warburg Pincus International Equity Portfolio; 3/31/97 for Warburg Pincus Small Company Growth Portfolio; 10/13/97 for Strong Schafer Value Portfolio; 10/31/97 for T. Rowe Price International Stock Portfolio; 10/31/97 for Dreyfus Small Cap Value Portfolio; and 10/13/97 for Endeavor Enhanced Index Portfolio. The WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts had not commenced operations as of 12/31/98.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 9/29/95 for the DFA Small Value and International Small Value Portfolios; 1/12/95 for the DFA Large Value and DFA Global Bond Portfolios; 9/29/95 for the DFA International; 9/29/95 for DFA Short-Term Fixed Portfolios; 11/21/94 for Federated Prime Money Portfolio; 2/13/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/29/94 for Federated U.S. Government Securities Portfolio; 2/2//94 for Federated High Income Bond Portfolio; 2/12/96 for Montgomery Growth Portfolio; 2/5/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/31/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/31/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities

Portfolio; 12/31/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)/n/=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).


The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.


                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                          Since
                                                       Subaccount
Subaccount                              1 Year          Inception
----------                              ------          ---------
DFA Small Value.....................     -7.24%             12.15%
DFA Large Value.....................     10.01%             19.17%
DFA International Value.............     10.99%              6.00%
DFA International Small.............      7.04%             -6.49%
DFA Short-Term Fixed................      4.77%              4.74%
DFA Global Bond.....................      7.52%              9.04%
Federated Prime Money...............      4.11%              4.21%
Federated American Leaders..........     16.84%             25.13%
Federated US Gov't Securities.......      6.94%              6.84%
Federated Utility...................     13.19%             18.40%
Federated High Income Bond..........      2.01%              9.39%
Wanger Int'l Small Cap..............     15.55%             15.77%
Wanger US Small Cap.................      7.96%             22.63%
Montgomery Emerg Mkt................    -37.96%            -13.78%
Montgomery Growth...................      2.24%             18.99%
Stein Roe Special Venture...........    -17.86%             -2.87%
Strong Int'l Stock..................     -5.42%            -12.41%
Warburg Pincus Int'l Equity.........      4.64%              0.26%
Warburg Pincus Small Co Growth......     -3.51%             14.71%
Dreyfus Small Cap Value.............     -2.83%             -8.13%
Endeavor Enhanced Index.............     30.51%             24.49%
Strong Schafer Value................       N/A               1.78%
T. Rowe Price Int'l.................     14.67%              4.41%
WRL Alger Agg Growth................       N/A                N/A
WRL JP Morgan Real Est..............       N/A                N/A
WRL Janus Global....................       N/A                N/A
WRL Janus Growth....................       N/A                N/A
WRL LKCM Strategic Tot Rtn..........       N/A                N/A

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                          Since
                                                       Subaccount
Subaccount                              One Year        Inception
----------                              --------        ---------

DFA Small Value.....................     -7.21%             45.06%
DFA Large Value.....................     10.04%            100.13%
DFA International Value.............     11.01%             20.92%
DFA International Small.............      7.07%            -19.46%
DFA Short-Term Fixed................      4.80%             16.20%
DFA Global Bond.....................      7.54%             40.91%
Federated Prime Money...............      4.13%             18.35%
Federated American Leaders..........     16.86%            135.24%
Federated US Gov't Securities.......      6.96%             26.23%
Federated Utility...................     13.21%             79.24%
Federated High Income Bond..........      2.03%             34.42%
Wanger Int'l Small Cap..............     15.58%             61.94%
Wanger US Small Cap.................      7.98%             95.42%
Montgomery Emerg Mkt................    -37.93%            -34.92%
Montgomery Growth...................      2.26%             65.23%
Stein Roe Special Venture...........    -17.84%             -4.93%
Strong Int'l Stock..................     -5.39%             20.69%
Warburg Pincus Int'l Equity.........      4.67%              0.49%
Warburg Pincus Small Co Growth......     -3.48%             27.24%
Dreyfus Small Cap Value.............     -2.81%             -9.76%
Endeavor Enhanced Index.............     30.54%             30.57%
Strong Schafer Value................      1.50%              2.20%
T. Rowe Price Int'l.................     14.69%              5.41%
WRL Alger Agg Growth................       N/A                N/A
WRL JP Morgan Real Est..............       N/A                N/A
WRL Janus Global....................       N/A                N/A
WRL Janus Growth....................       N/A                N/A
WRL LKCM Strategic Tot Rtn..........       N/A                N/A

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                                                  Since
                                                               Subaccount
Subaccount                                     One Year         Inception
----------                                     --------         ---------
DFA Small Value............................     -7.21%              12.17%
DFA Large Value............................     10.04%              19.18%
DFA International Value....................     11.01%               6.03%
DFA International Small....................      7.07%              -6.46%
DFA Short-Term Fixed.......................      4.80%               4.76%
DFA Global Bond............................      7.54%               9.06%
Federated Prime Money......................      4.13%               4.23%
Federated American Leaders.................     16.86%              25.15%
Federated US Gov't Securities..............      6.96%               6.86%
Federated Utility..........................     13.21%              18.42%
Federated High Income Bond.................      2.03%               9.41%
Wanger Int'l Small Cap.....................     15.58%              15.79%
Wanger US Small Cap........................      7.98%              22.65%
Montgomery Emerg Mkt.......................    -37.93%             -13.75%
Montgomery Growth..........................      2.26%              19.01%
Stein Roe Special Venture..................    -17.84%              -2.84%
Strong Int'l Stock.........................     -5.39%             -12.38%
Warburg Pincus Int'l Equity................      4.67%               0.28%
Warburg Pincus Small Co Growth.............     -3.48%              14.73%
Dreyfus Small Cap Value....................     -2.81%              -8.10%
Endeavor Enhanced Index....................     30.54%              24.52%
Strong Schafer Value.......................      1.50%               1.81%
T. Rowe Price Int'l........................     14.69%               4.43%
WRL Alger Agg Growth.......................       N/A                 N/A
WRL JP Morgan Real Est.....................       N/A                 N/A
WRL Janus Global...........................       N/A                 N/A
WRL Janus Growth...........................       N/A                 N/A
WRL LKCM Strategic Tot Rtn.................       N/A                 N/A

            NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                           Total Return
                                                             YTD as of
Subaccount                                                    12/31/98
----------                                                    --------
DFA Small Value........................................          -7.21%
DFA Large Value N/A....................................          10.04%
DFA International Value................................          11.01%
DFA International Small................................           7.07%

DFA Short-Term Fixed...................................           4.80%
DFA Global Bond........................................           7.54%
Federated Prime Money..................................           4.13%
Federated American Leaders.............................          16.86%
Federated US Gov't Securities..........................           6.96%
Federated Utility......................................          13.21%
Federated High Income Bond.............................           2.03%
Wanger Int'l Small Cap.................................          15.58%
Wanger US Small Cap....................................           7.98%
Montgomery Emerg Mkt...................................         -37.93%
Montgomery Growth......................................           2.26%
Stein Roe Special Venture..............................         -17.84%
Strong Int'l Stock.....................................          -5.39%
Warburg Pincus Int'l Equity............................           4.67%
Warburg Pincus Small Co Growth.........................          -3.48%
Dreyfus Small Cap Value................................          -2.81%
Endeavor Enhanced Index................................          30.54%
Strong Schafer Value...................................           1.50%
T. Rowe Price Int'l....................................          14.69%
WRL Alger Agg Growth...................................            N/A
WRL JP Morgan Real Est.................................            N/A
WRL Janus Global.......................................            N/A
WRL Janus Growth.......................................            N/A
WRL LKCM Strategic Tot Rtn.............................            N/A

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                        NON-STANDARDIZED ONE YEAR RETURN

                                    1998       1997       1996          1995
                                    ----       ----       ----          ----
DFA Small Value.................   -7.21%     29.60%      21.26%         N/A
DFA Large Value.................   10.04%     28.39%      17.72%         N/A
DFA International Value.........   11.01%     -2.86%       6.41%         N/A
DFA International Small.........    7.07%    -25.56%      -0.39%         N/A
DFA Short-Term Fixed............    4.80%      5.00%       4.51%         N/A
DFA Global Bond.................    7.54%      7.09%       8.27%         N/A
Federated Prime Money...........    4.13%      4.26%       4.08%        4.46%
Federated American Leaders......   16.86%     31.48%      20.78%       34.02%
Federated US Gov't Securities...    6.96%      7.88%       3.52%        7.53%
Federated Utility...............   13.21%     25.81%      20.84%       23.88%
Federated High Income Bond......    2.03%     13.09%      13.57%       17.95%
Wanger Int'l Small Cap..........   15.58%     -2.10%      31.15%         N/A
Wanger US Small Cap.............    7.98%     28.57%      45.63%         N/A
Montgomery Emerg Mkt............  -37.93%     -1.22%        N/A          N/A
Montgomery Growth...............    2.26%     27.74%        N/A          N/A

Stein Roe Special Venture....... -17.84%       N/A        N/A       N/A
Strong Int'l Stock..............  -5.39%    -14.08%      9.67%      N/A
Warburg Pincus Int'l Equity.....   4.67%     -2.89%      9.32%      N/A
Warburg Pincus Small Co Growth..  -3.48%     14.89%     13.18%      N/A
Dreyfus Small Cap Value.........  -2.81%     24.76%     24.83%     13.32%
Endeavor Enhanced Index.........  30.54%       N/A        N/A       N/A
Strong Schafer Value............   1.50%       N/A        N/A       N/A
T. Rowe Price Int'l.............  14.69%      1.95%     14.49%      9.66%
WRL Alger Agg Growth............  47.75%     23.12%      9.73%     37.15%
WRL JP Morgan Real Est..........    N/A        N/A        N/A       N/A
WRL Janus Global................  29.19%     17.99%     26.92%     22.28%
WRL Janus Growth................  63.45%     16.79%     17.21%     46.20%
WRL LKCM Strategic Tot Rtn......   8.91%     20.99%     14.26%     23.86%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                         Total
                                                         Since Fund
                                    1 Year      3 Year   Inception Year-End
                                    ------      ------   ------------------
DFA Small Value.................     -7.21%      45.82%       43.30%
DFA Large Value.................     10.04%      66.31%       99.91%
DFA International Value.........     11.01%      14.74%       20.91%
DFA International Small.........      7.07%     -20.61%      -20.03%
DFA Short-Term Fixed............      4.80%      15.01%       16.32%
DFA Global Bond.................      7.54%      24.69%       40.71%
Federated Prime Money...........      4.13%      13.00%       18.48%
Federated American Leaders......     16.86%      85.58%      145.56%
Federated US Gov't Securities...      6.96%      19.45%       31.06%
Federated Utility...............     13.21%      57.87%       87.94%
Federated High Income Bond......      2.03%      31.05%       48.18%
Wanger Int'l Small Cap..........     15.58%      48.39%      102.27%
Wanger US Small Cap.............      7.98%     102.19%      134.14%
Montgomery Emerg Mkt............    -37.93%        N/A       -35.57%

Montgomery Growth...............      2.26%      N/A          65.38%
Strong Int'l Stock..............     -5.39%     -10.85%       -8.64%
Warburg Pincus Int'l Equity.....      4.67%      11.12%       18.87%
Warburg Pincus Small Co Growth..     -3.48%      25.50%       56.51%
Dreyfus Small Cap Value.........     -2.81%      51.36%       86.32%
Endeavor Enhanced Index.........     30.54%        N/A        59.75%
Strong Schafer Value............      1.50%        N/A         2.20%
T. Rowe Price Int'l.............     14.69%      33.88%       62.39%
WRL Alger Agg Growth............     47.75%      99.62%      168.85%
WRL JP Morgan Real Est..........       N/A         N/A       -15.26%
WRL Janus Global................     29.19%      93.47%      221.18%
WRL Janus Growth................     63.45%     123.74%      846.88%
WRL LKCM Strategic Tot Rtn......      8.93%      50.70%      108.22%

  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                            Total
                                                            Since Fund
                                  1 Year       3 Year       Inception Year-End
                                  ------       ------       ------------------
DFA Small Value.................   -7.21%       13.40%            11.68%
DFA Large Value.................   10.04%       18.48%            19.06%
DFA International Value.........   11.01%        4.69%             6.00%
DFA International Small.........    7.07%       -7.41%            -6.63%
DFA Short-Term Fixed............    4.80%        4.77%             4.75%
DFA Global Bond.................    7.54%        7.63%             8.98%
Federated Prime Money...........    4.13%        4.16%             4.20%
Federated American Leaders......   16.86%       22.89%            20.17%
Federated US Gov't Securities...    6.96%        6.10%             5.84%
Federated Utility...............   13.21%       16.44%            13.77%
Federated High Income Bond......    2.03%        9.43%             8.47%
Wanger Int'l Small Cap..........   15.58%       14.06%            21.19%
Wanger US Small Cap.............    7.98%       26.45%            26.12%
Montgomery Emerg Mkt............  -37.93%         N/A            -14.01%
Montgomery Growth...............    2.26%         N/A             18.99%
Strong Int'l Stock..............   -5.39%       -3.76%            -2.78%
Warburg Pincus Int'l Equity.....    4.67%        3.58%             5.05%
Warburg Pincus Small Co Growth..   -3.48%        7.87%            13.63%
Dreyfus Small Cap Value.........   -2.81%       14.82%            11.61%
Endeavor Enhanced Index.........   30.54%         N/A             32.41%
Strong Schafer Value............    1.50%         N/A              1.79%
T. Rowe Price Int'l.............   14.69%       10.21%             6.47%
WRL Alger Agg Growth............   47.75%       25.91%            22.68%
WRL JP Morgan Real Est..........     N/A          N/A            -21.95%
WRL Janus Global................   29.19%       24.61%            21.16%
WRL Janus Growth................   63.45%       30.79%            20.13%
WRL LKCM Strategic Tot Rtn......    8.93%       14.65%            13.39%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                          HYPOTHETICAL ILLUSTRATIONS

                                DFA Small Value

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                     and Yearly December 31st Thereafter
             ------------------------------------                                    ----------------------------------------------
             Values prior to current                                                 Values prior to current
             year's purchase payment       Non-Standardized                          year's purchase payment       Non-Standardized
             -----------------------       ----------------                          -----------------------       ----------------
                                           One      Average                                          One                  Average
                                           Year     Annual   Cumulative                              Year                  Annual
             Cumulative      Accumulated   Total    Total    Fund Total              Cumulative    Accumulated    Total    Total
    Date     Payment           Value       Return   Return   Return       Date       Payment         Value       Return    Return
    ----     --------        -----------   ------   ------   ----------   ----       ----------    -----------    ------   -------
12/31/1995   $   50,000   $    50,000         N/A      N/A       N/A    12/31/1995   $  2,000       $  2,000        N/A       N/A
12/31/1996   $   50,000   $    60,630      21.26%   21.26%    21.26%    12/31/1996   $  4,000       $  4,425     21.26%    21.26%
12/31/1997   $   50,000   $    78,578      29.60%   25.36%    57.16%    12/31/1997   $  6,000       $  7,735     29.60%    26.57%
12/31/1998   $   50,000   $    72,910      -7.21%   13.40%    45.82%    12/31/1998   $  8,000       $  9,177     -7.21%     9.23%


                                DFA Large Value

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                  and Yearly December 31st Thereafter
             ------------------------------------                                 ----------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment    Non-Standardized                          year's purchase payment       Non-Standardized
             -----------------------    ----------------                          -----------------------       ----------------
                                        One      Average                                                         One       Average
                                        Year     Annual   Cumulative                                             Year      Annual
             Cumulative   Accumulated   Total    Total    Fund Total              Cumulative    Accumulated      Total     Total
    Date     Payment        Value       Return   Return     Return       Date       Payment       Value         Return     Return
    ----     --------     -----------   ------   ------   ----------     ----     ----------    -----------     ------    -------
12/31/1995  $   50,000     $ 50,000       N/A       N/A        N/A     12/31/1995  $   2,000    $   2,000        N/A       N/A
12/31/1996  $   50,000     $ 58,858     17.72%    17.72%      17.72%   12/31/1996  $   4,000    $   4,354       17.72%    17.72%
12/31/1997  $   50,000     $ 75,568     28.39%    22.94%      51.14%   12/31/1997  $   6,000    $   7,591       28.39%    24.51%
12/31/1998  $   50,000     $ 83,153     10.04%    18.48%      66.31%   12/31/1998  $   8,000    $  10,352       10.04%    17.48%

                                         DFA International Value

           $50,000 Single Purchase Payment Made                                     $2,000 Purchase Payment Made December 31, 1995
                    December 31, 1995                                                   and Yearly December 31st Thereafter
           ------------------------------------                                     ----------------------------------------------
           Values prior to current                                                  Values prior to current
           year's purchase payment       Non-Standardized                           year's purchase payment    Non-Standardized
           -----------------------      ------------------                          -----------------------    ----------------
                                        One       Average                                                      One        Average
                                        Year      Annual    Cumulative                                         Year       Annual
            Cumulative  Accumulated    Total      Total     Fund Total               Cumulative  Accumulated   Total      Total
   Date      Payment      Value        Return     Return      Return        Date      Payment       Value      Return     Return
---------- ----------   -----------    ------    --------- -----------     ----      ----------  -----------   ------     ------
12/31/1995   $ 50,000     $  50,000       N/A       N/A        N/A      12/31/1995    $  2,000       $  2,000      N/A       N/A
12/31/1996   $ 50,000     $  53,206     6.41%     6.41%      6.41%      12/31/1996    $  4,000       $  4,354    6.41%     6.41%
12/31/1997   $ 50,000     $  51,681    -2.86%     1.67%      3.36%      12/31/1997    $  6,000       $  7,591   -2.86%     0.17%
12/31/1998   $ 50,000     $  57,372    11.01%     4.69%     14.74%      12/31/1998    $  8,000       $ 10,352   11.01%     5.40%

                            DFA International Small

           $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                    December 31, 1995                                                  and Yearly December 31st Thereafter
           --------------------------------------                               ----------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment    Non-Standardized                           year's purchase payment       Non-Standardized
           -----------------------    ------------------                         -----------------------       ----------------
                                      One       Average                                                         One      Average
                                      Year      Annual   Cumulative                                            Year      Annual
           Cumulative  Accumulated    Total     Total    Fund Total               Cumulative   Accumulated     Total      Total
    Date    Payment       Value       Return    Return      Return       Date      Payment        Value       Return     Return
    ----   ----------  -----------    ------    ------   ----------   ----------  ----------  -------------  ---------  ---------
12/31/1995  $ 50,000    $  50,000        N/A        N/A        N/A    12/31/1995   $   2,000    $     2,000        N/A      N/A
12/31/1996  $ 50,000    $  49,804     -0.39%     -0.39%     -0.39%    12/31/1996   $   4,000    $     3,992     -0.39%     -0.39%
12/31/1997  $ 50,000    $  37,073    -25.56%    -13.89%    -25.85%    12/31/1997   $   6,000    $     4,972    -25.56%    -18.25%
12/31/1998  $ 50,000    $  39,693      7.07%     -7.41%    -20.61%    12/31/1998   $   8,000    $     7,323      7.07%     -5.87%


                              DFA Short-Term Fixed

           $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1995
                    December 31, 1995                                                  and Yearly December 31st Thereafter
           ------------------------------------                                  ----------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment   Non-Standardized                            year's purchase payment     Non-Standardized
           -----------------------   ------------------                          -----------------------     -----------------
                                      One     Average                                                           One    Average
                                      Year     Annual  Cumulative                                              Year    Annual
           Cumulative  Accumulated   Total     Total    Fund Total                Cumulative   Accumulated     Total    Total
    Date    Payment       Value      Return    Return    Return          Date      Payment        Value       Return   Return
    ----   ----------  -----------   ------    ------  -----------       ----     ----------   -----------    ------   ------
12/31/1995    $50,000      $50,000                                    12/31/1995   $  2,000     $   2,000
12/31/1996    $50,000      $52,256   4.51%     4.51%    4.51%         12/31/1996   $  4,000     $   4,090      4.51%    4.51%
12/31/1997    $50,000      $54,871   5.00%     4.76%    9.74%         12/31/1997   $  6,000     $   6,295      5.00%    4.84%
12/31/1998    $50,000      $57,503   4.80%     4.77%   15.01%         12/31/1998   $  8,000     $   8,597      4.80%    4.82%

                                DFA Global Bond

           $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1995
                    December 31, 1995                                                  and Yearly December 31st Thereafter
           ------------------------------------                                  ----------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment   Non-Standardized                            year's purchase payment      Non-Standardized
           -----------------------   ----------------                            ------------------------     ----------------
                                     One       Average                                                        One      Average
                                     Year      Annual   Cumulative                                           Year       Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated    Total       Total
    Date    Payment       Value      Return    Return    Return         Date      Payment        Value      Return      Return
---------  ----------  -----------   --------  ------- -----------      ----     --------     -----------   ------      ------
12/31/1995    $50,000      $50,000    N/A       N/A         N/A      12/31/1995   $  2,000     $  2,000       N/A          N/A
12/31/1996    $50,000      $54,135  8.27%     8.27%       8.27%      12/31/1996   $  4,000     $  4,165     8.27%        8.27%
12/31/1997    $50,000      $57,974  7.09%     7.68%      15.95%      12/31/1997   $  6,000     $  6,461     7.09%        7.49%
12/31/1998    $50,000      $62,346  7.54%     7.63%      24.69%      12/31/1998   $  8,000     $  8,948     7.54%        7.52%

                            Dreyfus Small Cap Value

           $50,000 Single Purchase Payment Made                            $2,000 Purchase Payment Made December 31, 1993
                   December 31, 1993                                           and Yearly December 31st Thereafter
           ------------------------------------                            ------------------------------------------------
           Values prior to current                                             Values prior to current
           year's purchase payment  Non-Standardized                           year's purchase payment   Non-Standardized
           -----------------------  ----------------                           -----------------------   -----------------
                                     One    Average                                                        One     Average
                                     Year    Annual  Cumulative                                           Year     Annual
           Cumulative  Accumulated  Total    Total   Fund Total               Cumulative  Accumulated     Total     Total
    Date    Payment       Value     Return   Return    Return         Date     Payment       Value       Return    Return
    ----   ----------  -----------  ------  -------  ----------       ----    ----------  -----------    ------    ------
12/31/1993  $  50,000   $  50,000      N/A      N/A       N/A      12/31/1993  $   2,000   $    2,000        N/A       N/A
12/31/1994  $  50,000   $  48,787   -2.43%   -2.43%    -2.43%      12/31/1994  $   4,000   $    3,951     -2.43%    -2.43%
12/31/1995  $  50,000   $  55,284   13.32%    5.15%    10.57%      12/31/1995  $   6,000   $    6,478     13.32%     7.76%
12/31/1996  $  50,000   $  69,010   24.83%   11.34%    38.02%      12/31/1996  $   8,000   $   10,086     24.83%    15.68%
12/31/1997  $  50,000   $  86,098   24.76%   14.55%    72.20%      12/31/1997  $  10,000   $   14,583     24.76%    18.97%
12/31/1998  $  50,000   $  83,679   -2.81%   10.85%    67.36%      12/31/1998  $  12,000   $   16,174     -2.81%    11.86%


                            Endeavor Enhanced Index

            $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1997
                      December 31, 1997                                                and Yearly December 31st  Thereafter
            ------------------------------------                                 ----------------------------------------------
            Values prior to current                                              Values prior to current
            year's purchase payment   Non-Standardized                           year's purchase payment      Non-Standardized
            -----------------------   ---------------                            -----------------------      ----------------
                                       One     Average                                                        One     Average
                                      Year     Annual  Cumulative                                             Year     Annual
            Cumulative  Accumulated   Total     Total  Fund Total                Cumulative   Accumulated    Total     Total
Date         Payment       Value     Return    Return    Return         Date      Payment        Value       Return    Return
----        ----------  -----------  ------    ------  ----------       ----     ----------   -----------    -------  -------
12/31/1997   $50,000      $50,000       N/A       N/A        N/A     12/31/1997   $   2,000   $   2,000        N/A        N/A
12/31/1998   $50,000      $65,269    30.54%    30.54%     30.54%     12/31/1998   $   4,000   $   4,611     30.54%     30.54%


                          T. Rowe Price International

           $50,000 Single Purchase Payment Made                                   $2,000 Purchase Payment Made December 31, 1991
                     December 31, 1991                                                 and Yearly December 31st Thereafter
           ------------------------------------                                   ----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment       Non-Standardized
           -----------------------   ------------------                           -----------------------       ----------------
                                     One      Average                                                           One     Average
                                     Year     Annual    Cumulative                                             Year      Annual
           Cumulative  Accumulated  Total     Total     Fund Total                Cumulative   Accumulated     Total      Total
    Date    Payment       Value     Return    Return      Return         Date      Payment        Value       Return     Return
    ----   ----------  -----------  ------    ------    ----------       ----     ----------   -----------    ------     ------
12/31/1991  $  50,000   $  50,000       N/A      N/A           N/A    12/31/1991   $   2,000    $   2,000        N/A      N/A
12/31/1992  $  50,000   $  47,882    -4.24%   -4.24%        -4.24%    12/31/1992   $   4,000    $   3,915      -4.24%   -4.24%
12/31/1993  $  50,000   $  56,367    17.72%    6.18%        12.73%    12/31/1993   $   6,000    $   6,609      17.72%    9.83%
12/31/1994  $  50,000   $  52,825    -6.29%    1.85%         5.65%    12/31/1994   $   8,000    $   8,194      -6.29%    1.60%
12/31/1995  $  50,000   $  57,925     9.66%    3.75%        15.85%    12/31/1995   $  10,000    $  10,985       9.66%    4.70%
12/31/1996  $  50,000   $  66,320    14.49%    5.81%        32.64%    12/31/1996   $  12,000    $  14,577      14.49%    7.74%
12/31/1997  $  50,000   $  67,614     1.95%    5.16%        35.23%    12/31/1997   $  14,000    $  16,861       1.95%    6.14%
12/31/1998  $  50,000   $  77,550    14.69%    6.47%        55.10%    12/31/1998   $  16,000    $  21,339      14.69%    8.09%

                      Federated American Leaders Portfolio

                 $50,000 Single Purchase Payment Made                              $2,000 Purchase Payment Made December 31, 1994
                          December 31, 1994                                                and Yearly December 31st Thereafter
                 ------------------------------------                                 -------------------------------------------
              Values prior to current                                            Values prior to current
              year's purchase payment   Non-Standardized                          year's purchase payment     Non-Standardized
              -----------------------  ------------------                        ------------------------- ----------------------
                                         One     Average                                                       One        Average
                                         Year     Annual   Cumulative                                         Year         Annual
              Cumulative  Accumulated   Total     Total    Fund Total             Cumulative   Accumulated    Total        Total
    Date       Payment       Value      Return    Return     Return        Date    Payment        Value      Return        Return
------------  ----------  -----------  --------  --------  -----------  --------- ----------  ------------ ----------  -----------
12/31/1994       $50,000     $ 50,000      N/A       N/A          N/A   12/31/1994   $ 2,000        $ 2,000     N/A            N/A
12/31/1995       $50,000     $ 67,009    34.02%    34.02%       34.02%  12/31/1995   $ 4,000        $ 4,680   34.02%         34.02%
12/31/1996       $50,000     $ 80,936    20.78%    27.23%       61.87%  12/31/1996   $ 6,000        $ 7,653   20.78%         25.40%
12/31/1997       $50,000     $106,414    31.48%    28.63%      112.83%  12/31/1997   $ 8,000        $12,062   31.48%         28.18%
12/31/1998       $50,000     $124,356    16.86%    25.58%      148.71%  12/31/1998   $10,000        $16,096   16.86%         24.00%


                      Federated High Income Bond Portfolio

               $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                                  and Yearly December 31st Thereafter
            ------------------------------------------                           --------------------------------------------------
            Values prior to current                                              Values prior to current
            year's purchase payment   Non-Standardized                           year's purchase payment         Non-Standardized
            -----------------------  ------------------                          -----------------------        ------------------
                                       One     Average                                                           One      Average
                                       Year     Annual   Cumulative                                              Year      Annual
            Cumulative  Accumulated   Total     Total    Fund Total              Cumulative   Accumulated        Total     Total
    Date     Payment       Value      Return    Return     Return        Date     Payment        Value          Return     Return
----------- ----------  -----------  --------  --------  -----------  --------- -----------  ------------      -------- ----------
12/31/1994     $50,000      $50,000      N/A       N/A          N/A   12/31/1994   $ 2,000        $ 2,000           N/A       N/A
12/31/1995     $50,000      $58,975    17.95%    17.95%       17.95%  12/31/1995   $ 4,000        $ 4,359         17.95%    17.95%
12/31/1996     $50,000      $66,977    13.57%    15.74%       33.95%  12/31/1996   $ 6,000        $ 6,950         13.57%    15.08%
12/31/1997     $50,000      $75,747    13.09%    14.85%       51.49%  12/31/1997   $ 8,000        $ 9,861         13.09%    14.13%
12/31/1998     $50,000      $77,288     2.03%    11.50%       54.58%  12/31/1998   $10,000        $12,061          2.03%     9.38%


                        Federated Prime Money Portfolio

               $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                                   and Yearly December 31st Thereafter
            ------------------------------------------                              ----------------------------------------------
            Values prior to current                                                Values prior to current
            year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
            -----------------------  ------------------                           ------------------------- ----------------------
                                       One     Average                                                        One         Average
                                       Year     Annual   Cumulative                                           Year         Annual
            Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated    Total        Total
    Date     Payment       Value      Return    Return     Return        Date      Payment        Value       Return       Return
----------  ----------  -----------  --------  --------  -----------  ----------  ----------  ------------- --------- ------------
12/31/1994     $50,000      $50,000      N/A       N/A          N/A   12/31/1994     $ 2,000        $ 2,000     N/A          N/A
12/31/1995     $50,000      $52,232     4.46%     4.46%        4.46%  12/31/1995     $ 4,000        $ 4,089    4.46%        4.46%
12/31/1996     $50,000      $54,361     4.08%     4.27%        8.72%  12/31/1996     $ 6,000        $ 6,256    4.08%        4.21%
12/31/1997     $50,000      $56,679     4.26%     4.27%       13.36%  12/31/1997     $ 8,000        $ 8,523    4.26%        4.24%
12/31/1998     $50,000      $59,022     4.13%     4.23%       18.04%  12/31/1998     $10,000        $10,875    4.13%        4.20%

                      Federated U.S. Government Securities


               $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                                and Yearly December 31st Thereafter
            -------------------------------------------                           ------------------------------------------------
            Values prior to current                                                Values prior to current
            year's purchase payment   Non-Standardized                             year's purchase payment      Non-Standardized
            -----------------------  ------------------                           -------------------------  ---------------------
                                       One     Average                                                          One        Average
                                       Year     Annual   Cumulative                                            Year        Annual
            Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total       Total
    Date     Payment       Value      Return    Return     Return        Date      Payment        Value       Return       Return
----------  ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ----------
12/31/1994     $50,000      $50,000      N/A     N/A            N/A   12/31/1994     $ 2,000        $ 2,000       N/A        N/A
12/31/1995     $50,000      $53,766     7.53%     7.53%        7.53%  12/31/1995     $ 4,000        $ 4,151      7.53%      7.53%
12/31/1996     $50,000      $55,660     3.52%     5.51%       11.32%  12/31/1996     $ 6,000        $ 6,297      3.52%      4.87%
12/31/1997     $50,000      $60,044     7.88%     6.29%       20.09%  12/31/1997     $ 8,000        $ 8,793      7.88%      6.33%
12/31/1998     $50,000      $64,224     6.96%     6.46%       28.45%  12/31/1998     $10,000        $11,405      6.96%      6.58%


                          Federated Utility Portfolio


               $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1994
                         December 31, 1994                                            and Yearly December 31st Thereafter
            ------------------------------------------                            ----------------------------------------------
            Values prior to current                                                Values prior to current
            year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
            -----------------------  ------------------                           -------------------------  -------------------
                                       One     Average                                                          One      Average
                                       Year     Annual   Cumulative                                            Year       Annual
            Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total      Total
    Date     Payment       Value      Return    Return     Return        Date      Payment        Value       Return      Return
----------  ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ---------
12/31/1994     $50,000      $50,000      N/A       N/A          N/A   12/31/1994     $ 2,000        $ 2,000       N/A       N/A
12/31/1995     $50,000      $61,942    23.88%    23.88%       23.88%  12/31/1995     $ 4,000        $ 4,478     23.88%    23.88%
12/31/1996     $50,000      $68,654    10.84%    17.18%       37.31%  12/31/1996     $ 6,000        $ 6,963     10.84%    15.27%
12/31/1997     $50,000      $86,377    25.81%    19.99%       72.75%  12/31/1997     $ 8,000        $10,760     25.81%    20.16%
12/31/1998     $50,000      $97,789    13.21%    18.26%       95.58%  12/31/1998     $10,000        $14,182     13.21%    17.55%


                               Montgomery Growth

               $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1996
                      December 31, 1996                                                and Yearly December 31st Thereafter
            ------------------------------------------                            -----------------------------------------------
            Values prior to current                                                Values prior to current
            year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
            -----------------------  ------------------                           -------------------------  --------------------
                                       One     Average                                                          One       Average
                                       Year     Annual   Cumulative                                            Year        Annual
            Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total        Total
    Date     Payment       Value      Return    Return     Return        Date      Payment        Value       Return        Return
----------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ----------
12/31/1996     $50,000      $50,000      N/A       N/A          N/A   12/31/1996      $2,000         $2,000       N/A        N/A
12/31/1997     $50,000      $63,869    27.74%    27.74%       27.74%  12/31/1997      $4,000         $4,555     27.74%     27.74%
12/31/1998     $50,000      $65,314     2.26%    14.29%       30.63%  12/31/1998      $6,000         $6,658      2.26%     10.59%

                          Montgomery Emerging Markets

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1996
                      December 31, 1996                                               and Yearly December 31st Thereafter
           -------------------------------------------                           -----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment      Non-Standardized
           -----------------------  ------------------                           -------------------------  ---------------------
                                      One     Average                                                          One       Average
                                      Year     Annual   Cumulative                                            Year        Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total        Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return       Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  -------- ------------
12/31/1996    $50,000      $50,000      N/A       N/A          N/A   12/31/1996      $2,000         $2,000       N/A         N/A
12/31/1997    $50,000      $49,388    -1.22%    -1.22%       -1.22%  12/31/1997      $4,000         $3,976     -1.22%      -1.22%
12/31/1998    $50,000      $30,653   -37.93%   -21.70%      -38.69%  12/31/1998      $6,000         $4,467    -37.93%     -28.19%


                           Strong International Stock

              $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                 and Yearly December 31st  Thereafter
          ------------------------------------------                              -----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment      Non-Standardized
           -----------------------  ------------------                           -------------------------  ---------------------
                                      One     Average                                                          One      Average
                                      Year     Annual   Cumulative                                            Year       Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total      Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return      Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  -----------
12/31/1995    $50,000      $50,000      N/A       N/A          N/A   12/31/1995      $2,000         $2,000       N/A           N/A
12/31/1996    $50,000      $54,835     9.67%     9.67%        9.67%  12/31/1996      $4,000         $4,193      9.67%         9.67%
12/31/1997    $50,000      $47,115   -14.08%    -2.93%       -5.77%  12/31/1997      $6,000         $5,603    -14.08%        -6.77%
12/31/1998    $50,000      $44,574    -5.39%    -3.76%      -10.85%  12/31/1998      $8,000         $7,301     -5.39%        -6.07%


                              Strong Schafer Value

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1997
                    December 31, 1997                                                  and Yearly December 31st Thereafter
           -----------------------------------------                             -----------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment  Non-Standardized                             year's purchase payment     Non-Standardized
           -----------------------  ----------------                             ----------------------   ----------------------
                                      One     Average                                                       One          Average
                                     Year     Annual  Cumulative                                            Year          Annual
           Cumulative  Accumulated   Total     Total  Fund Total               Cumulative   Accumulated    Total          Total
   Date     Payment       Value     Return    Return    Return        Date      Payment        Value       Return         Return
---------- ----------  -----------  -------   ------- ----------   ----------  ----------  -------------  --------   ------------
12/31/1997    $50,000      $50,000      N/A       N/A        N/A   12/31/1997      $2,000         $2,000       N/A           N/A
12/31/1998    $50,000      $50,751     1.50%     1.50%      1.50%  12/31/1998      $4,000         $4,030      1.50%         1.50%

                         Wanger U.S. Small Cap Advisor

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                              and Yearly December 31st Thereafter
           -------------------------------------------                           -----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
           -----------------------  ------------------                           -------------------------   -------------------
                                      One     Average                                                          One        Average
                                      Year     Annual   Cumulative                                            Year        Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total       Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return       Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  -----------
12/31/1995    $50,000     $ 50,000      N/A       N/A          N/A   12/31/1995      $2,000        $ 2,000       N/A          N/A
12/31/1996    $50,000     $ 72,815    45.63%    45.63%       45.63%  12/31/1996      $4,000        $ 4,913     45.63%       45.63%
12/31/1997    $50,000     $ 93,621    28.57%    36.84%       87.24%  12/31/1997      $6,000        $ 8,316     28.57%       34.61%
12/31/1998    $50,000     $101,093     7.98%    26.45%      102.19%  12/31/1998      $8,000        $10,980      7.98%       21.57%

                     Wanger International Small Cap Advisor

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                               and Yearly December 31st Thereafter
           -------------------------------------------                           ----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment     Non-Standardized
           -----------------------  ------------------                           -------------------------  --------------------
                                      One     Average                                                          One        Average
                                      Year     Annual   Cumulative                                            Year         Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total         Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return        Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ----------
12/31/1995    $50,000      $50,000      N/A       N/A          N/A   12/31/1995      $2,000         $2,000       N/A        N/A
12/31/1996    $50,000      $65,573    31.15%    31.15%       31.15%  12/31/1996      $4,000         $4,623     31.15%     31.15%
12/31/1997    $50,000      $64,197    -2.10%    13.31%       28.39%  12/31/1997      $6,000         $6,526     -2.10%      8.52%
12/31/1998    $50,000      $74,195    15.58%    14.06%       48.39%  12/31/1998      $8,000         $9,542     15.58%     11.88%


                      Warburg Pincus International Equity

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                               and Yearly December 31st Thereafter
           ------------------------------------------                            ----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment      Non-Standardized
           -----------------------  ------------------                           -------------------------   -------------------
                                      One     Average                                                          One       Average
                                      Year     Annual   Cumulative                                            Year        Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total        Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return       Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ---------
12/31/1995    $50,000      $50,000      N/A       N/A          N/A   12/31/1995      $2,000         $2,000       N/A       N/A
12/31/1996    $50,000      $54,661     9.32%     9.32%        9.32%  12/31/1996      $4,000         $4,186      9.32%     9.32%
12/31/1997    $50,000      $53,081    -2.89%     3.04%        6.16%  12/31/1997      $6,000         $6,065     -2.89%     1.09%
12/31/1998    $50,000      $55,558     4.67%     3.58%       11.12%  12/31/1998      $8,000         $8,348      4.67%     2.85%

                      Warburg Pincus Small Company Growth

              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                              and Yearly December 31st Thereafter
           ------------------------------------------                            ----------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment      Non-Standardized
           -----------------------  ------------------                           -------------------------  -----------------------
                                      One     Average                                                          One          Average
                                      Year     Annual   Cumulative                                            Year          Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total          Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return         Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ------------
12/31/1995    $50,000      $50,000      N/A       N/A          N/A   12/31/1995      $2,000         $2,000       N/A          N/A
12/31/1996    $50,000      $56,588    13.18%    13.18%       13.18%  12/31/1996      $4,000         $4,264     13.18%       13.18%
12/31/1997    $50,000      $65,015    14.89%    14.03%       30.03%  12/31/1997      $6,000         $6,898     14.89%       14.29%
12/31/1998    $50,000      $62,752    -3.48%     7.87%       25.50%  12/31/1998      $8,000         $8,658     -3.48%        5.30%


                          WRL Alger Aggressive Growth

              $50,000 Single Purchase Payment Made                              $2,000 Purchase Payment Made December 31, 1994
                       December 31, 1994                                            and Yearly December 31st Thereafter
           -------------------------------------------                          ------------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment   Non-Standardized                            year's purchase payment     Non-Standardized
           -----------------------  ------------------                          -------------------------  ---------------------
                                      One     Average                                                         One         Average
                                      Year     Annual   Cumulative                                           Year          Annual
           Cumulative  Accumulated   Total     Total    Fund Total              Cumulative   Accumulated     Total          Total
    Date    Payment       Value      Return    Return     Return       Date      Payment        Value       Return         Return
---------- ----------  -----------  --------  --------  ----------- ----------  ----------  -------------  ---------  ------------
12/31/1994    $50,000     $ 50,000      N/A       N/A          N/A  12/31/1994     $ 2,000        $ 2,000       N/A          N/A
12/31/1995    $50,000     $ 68,574    37.15%    37.15%       37.15% 12/31/1995     $ 4,000        $ 4,743     37.15%       37.15%
12/31/1996    $50,000     $ 75,249     9.73%    22.68%       50.50% 12/31/1996     $ 6,000        $ 7,205      9.73%       18.89%
12/31/1997    $50,000     $ 92,647    23.12%    22.83%       85.29% 12/31/1997     $ 8,000        $10,870     23.12%       20.87%
12/31/1998    $50,000     $136,885    47.75%    28.63%      173.77% 12/31/1998     $10,000        $18,061     47.75%       29.93%


                     WRL J.P. Morgan Real Estate Securities

               $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1998
                       December 31, 1998                                                  and Yearly December 31st Thereafter
              -----------------------------------------                            ------------------------------------------------
              Values prior to current                                              Values prior to current
              year's purchase payment  Non-Standardized                            year's purchase payment       Non-Standardized
              -----------------------  -----------------                           -----------------------    ---------------------
                                         One    Average                                                         One         Average
                                        Year    Annual   Cumulative                                             Year         Annual
              Cumulative  Accumulated   Total    Total   Fund Total                Cumulative   Accumulated    Total         Total
   Date        Payment       Value     Return   Return     Return         Date      Payment        Value       Return        Return
----------    ----------  -----------  -------  -------  ----------    ----------  ----------  -------------  --------  ------------
12/31/1998       $50,000      $50,000      N/A      N/A         N/A    12/31/1998      $2,000         $2,000       N/A        N/A

                                WRL Janus Global


              $50,000 Single Purchase Payment Made                               $2,000 Purchase Payment Made December 31, 1992
                       December 31, 1992                                             and Yearly December 31st Thereafter
           -------------------------------------------                           ------------------------------------------------
           Values prior to current                                                Values prior to current
           year's purchase payment   Non-Standardized                             year's purchase payment       Non-Standardized
           -----------------------  ------------------                           -------------------------   ---------------------
                                      One     Average                                                          One         Average
                                      Year     Annual   Cumulative                                            Year          Annual
           Cumulative  Accumulated   Total     Total    Fund Total               Cumulative   Accumulated     Total          Total
    Date    Payment       Value      Return    Return     Return        Date      Payment        Value       Return         Return
---------- ----------  -----------  --------  --------  -----------  ----------  ----------  -------------  ---------  ------------
12/31/1992    $50,000     $ 50,000      N/A       N/A          N/A   12/31/1992     $ 2,000        $ 2,000       N/A           N/A
12/31/1993    $50,000     $ 67,100    34.20%    34.20%       34.20%  12/31/1993     $ 4,000        $ 4,684     34.20%        34.20%
12/31/1994    $50,000     $ 66,835    -0.40%    15.62%       33.67%  12/31/1994     $ 6,000        $ 6,665     -0.40%        10.71%
12/31/1995    $50,000     $ 81,724    22.28%    17.79%       63.45%  12/31/1995     $ 8,000        $10,150     22.28%        16.12%
12/31/1996    $50,000     $103,726    26.92%    20.01%      107.45%  12/31/1996     $10,000        $14,883     26.92%        20.00%
12/31/1997    $50,000     $122,389    17.99%    19.61%      144.78%  12/31/1997     $12,000        $19,561     17.99%        19.40%
12/31/1998    $50,000     $158,110    29.19%    21.15%      216.22%  12/31/1998     $14,000        $27,270     29.19%        21.75%


                                WRL Janus Growth

              $50,000 Single Purchase Payment Made                                $2,000 Purchase Payment Made December 31, 1986
                       December 31, 1986                                                and Yearly December 31st Thereafter
           ------------------------------------------                           ---------------------------------------------------
           Values prior to current                                               Values prior to current
           year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
           -----------------------  ------------------                          -------------------------       -------------------
                                      One     Average                                                         One          Average
                                      Year     Annual   Cumulative                                           Year          Annual
           Cumulative  Accumulated   Total     Total    Fund Total              Cumulative   Accumulated     Total          Total
    Date    Payment       Value      Return    Return     Return       Date      Payment        Value       Return         Return
---------- ----------  -----------  --------  --------  ----------- ----------  ----------  -------------  ---------  --------------
12/31/1986    $50,000     $ 50,000      N/A       N/A          N/A  12/31/1986     $ 2,000       $  2,000       N/A           N/A
12/31/1987    $50,000     $ 55,090    10.18%    10.18%       10.18% 12/31/1987     $ 4,000       $  4,204     10.18%        10.18%
12/31/1988    $50,000     $ 64,931    17.86%    13.96%       29.86% 12/31/1988     $ 6,000       $  6,954     17.86%        15.14%
12/31/1989    $50,000     $ 94,873    46.11%    23.80%       89.75% 12/31/1989     $ 8,000       $ 12,161     46.11%        28.77%
12/31/1990    $50,000     $ 94,050    -0.87%    17.11%       88.10% 12/31/1990     $10,000       $ 14,056     -0.87%        17.10%
12/31/1991    $50,000     $149,350    58.80%    24.46%      198.70% 12/31/1991     $12,000       $ 24,321     58.80%        28.08%
12/31/1992    $50,000     $151,857     1.68%    20.34%      203.71% 12/31/1992     $14,000       $ 26,729      1.68%        21.10%
12/31/1993    $50,000     $156,890     3.31%    17.75%      213.78% 12/31/1993     $16,000       $ 29,615      3.31%        17.06%
12/31/1994    $50,000     $142,916    -8.91%    14.03%      185.83% 12/31/1994     $18,000       $ 28,977     -8.91%        11.54%
12/31/1995    $50,000     $208,939    46.20%    17.22%      317.88% 12/31/1995     $20,000       $ 44,364     46.20%        16.81%
12/31/1996    $50,000     $244,887    17.21%    17.22%      389.77% 12/31/1996     $22,000       $ 53,996     17.21%        16.87%
12/31/1997    $50,000     $286,009    16.79%    17.18%      472.02% 12/31/1997     $24,000       $ 65,063     16.79%        16.86%
12/31/1998    $50,000     $467,470    63.45%    20.48%      834.94% 12/31/1998     $26,000       $108,344     63.45%        21.59%

                        WRL LKCM Strategic Total Return

               $50,000 Single Purchase Payment Made                              $2,000 Purchase Payment Made December 31, 1993
                         December 31, 1993                                            and Yearly December 31st Thereafter
               ------------------------------------------                        ----------------------------------------------
               Values prior to current                                           Values prior to current
               year's purchase payment   Non-Standardized                        year's purchase payment     Non-Standardized
               -----------------------   ----------------                       ------------------------     ------------------
                                         One      Average                                                      One       Average
                                         Year     Annual   Cumulative                                          Year      Annual
              Cumulative  Accumulated   Total     Total    Fund Total             Cumulative   Accumulated     Total      Total
   Date        Payment       Value      Return    Return     Return      Date      Payment         Value       Return     Return
   ----       ----------  -----------   ------    ------   --------      ----      -------        --------     ------     ------
12/31/1993   $ 50,000    $ 50,000         N/A       N/A       N/A     12/31/1993   $  2,000      $  2,000         N/A      N/A
12/31/1994   $ 50,000    $ 49,411       -1.18%    -1.18%    -1.18%    12/31/1994   $  4,000      $  3,976       -1.18%   -1.18%
12/31/1995   $ 50,000    $ 61,203       23.86%    10.64%    22.41%    12/31/1995   $  6,000      $  6,925       23.86%   14.70%
12/31/1996   $ 50,000    $ 69,930       14.26%    11.83%    39.86%    12/31/1996   $  8,000      $  9,913       14.26%   14.49%
12/31/1997   $ 50,000    $ 84,668       21.08%    14.07%    69.34%    12/31/1997   $ 10,000      $ 14,002       21.08%   16.90%
12/31/1998   $ 50,000    $ 92,231        8.93%    13.03%    84.46%    12/31/1998   $ 12,000      $ 17,253        8.93%   14.42%


Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .  quality of underlying investments;

     .  average maturity of underlying investments;

     .  type of instruments in which the Portfolio is invested;

     .  changes in interest rates and market value of underlying investments;

     .  changes in Portfolio expenses; and

     .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of aproximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .  The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners for the year ended December 31, 1998, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1998, and 1997, and for each of the three years in the period ended December 31, 1998, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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